Quarterly portfolio holdings
John Hancock
Multi-Asset High Income Fund
Asset allocation
November 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 11-30-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 0.2%					$222,687
(Cost $216,000)
U.S. Government Agency 0.2%					222,687
Farm Credit Bank of Texas Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (A)	7.000	09-15-30		216,000	222,687
Foreign government obligations 0.7%					$715,657
(Cost $700,471)
Colombia 0.1%					88,690
Republic of Colombia Bond	6.125	01-18-41		100,000	88,690
Egypt 0.2%					220,977
Arab Republic of Egypt Bond (B)	9.450	02-04-33		200,000	220,977
Mongolia 0.2%					205,398
Republic of Mongolia Bond (B)	6.625	02-25-30		200,000	205,398
Pakistan 0.2%					200,592
Republic of Pakistan Bond	6.875	12-05-27		200,000	200,592

Corporate bonds 54.4%					$60,840,383
(Cost $62,278,044)
Communication services 8.1%					9,008,004
Diversified telecommunication services 2.0%
APLD ComputeCo LLC (B)	9.250	12-15-30		129,000	124,324
Bell Canada (6.875% to 9-15-30, then 5 Year CMT + 2.390%)	6.875	09-15-55		250,000	259,488
Cipher Compute LLC (B)	7.125	11-15-30		44,000	44,701
Connect Finco Sarl (B)	9.000	09-15-29		73,000	77,526
Connect Holding II LLC (B)	10.500	04-03-31		31,000	29,384
Frontier Florida LLC	6.860	02-01-28		190,000	196,888
IHS Holding, Ltd. (B)	7.875	05-29-30		200,000	204,061
IHS Holding, Ltd. (B)	8.250	11-29-31		200,000	207,378
Level 3 Financing, Inc. (B)	6.875	06-30-33		374,000	380,877
Level 3 Financing, Inc. (B)	7.000	03-31-34		244,000	249,915
Sable International Finance, Ltd. (B)	7.125	10-15-32		200,000	201,963
Windstream Services LLC (B)	7.500	10-15-33		100,000	101,768
Windstream Services LLC (B)	8.250	10-01-31		125,000	129,780
Entertainment 0.7%
AMC Entertainment Holdings, Inc. (B)	7.500	02-15-29		90,000	80,873
Cinemark USA, Inc. (B)	7.000	08-01-32		39,000	40,650
Playtika Holding Corp. (B)	4.250	03-15-29		32,000	28,941
Univision Communications, Inc. (B)	8.500	07-31-31		251,000	259,658
Univision Communications, Inc. (B)	9.375	08-01-32		66,000	70,063
WarnerMedia Holdings, Inc.	4.279	03-15-32		373,000	340,829
Interactive media and services 0.4%
Arches Buyer, Inc. (B)	6.125	12-01-28		113,000	110,602
Match Group Holdings II LLC (B)	6.125	09-15-33		180,000	182,527
Snap, Inc. (B)	6.875	03-01-33		179,000	184,394
Media 3.4%
Altice Financing SA (B)	4.250	08-15-29	EUR	100,000	86,168
Altice Financing SA (B)	5.750	08-15-29		255,000	170,213
Altice France SA (B)	9.500	11-01-29		275,695	282,949
CCO Holdings LLC (B)	6.375	09-01-29		514,000	521,420
CCO Holdings LLC (B)	7.375	03-01-31		414,000	422,425
Clear Channel Outdoor Holdings, Inc. (B)	7.125	02-15-31		62,000	64,530
2	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Clear Channel Outdoor Holdings, Inc. (B)	7.500	06-01-29		32,000	$31,653
Clear Channel Outdoor Holdings, Inc. (B)	7.750	04-15-28		31,000	31,009
CSC Holdings LLC (B)	11.750	01-31-29		300,000	211,475
Directv Financing LLC (B)	10.000	02-15-31		288,000	286,079
DISH DBS Corp.	5.125	06-01-29		81,000	68,556
DISH DBS Corp. (B)	5.250	12-01-26		94,000	91,832
DISH DBS Corp. (B)	5.750	12-01-28		82,000	79,240
DISH Network Corp. (B)	11.750	11-15-27		270,000	281,937
Gray Media, Inc. (B)	4.750	10-15-30		28,000	21,606
Gray Media, Inc. (B)	7.250	08-15-33		62,000	62,107
Gray Media, Inc. (B)	9.625	07-15-32		28,000	29,019
Gray Media, Inc. (B)	10.500	07-15-29		62,000	66,818
iHeartCommunications, Inc. (B)	10.875	05-01-30		200,000	164,587
Light & Wonder International, Inc. (B)	6.250	10-01-33		199,000	200,223
Neptune Bidco US, Inc. (B)	9.290	04-15-29		66,000	65,699
Neptune Bidco US, Inc. (B)	10.375	05-15-31		146,000	147,611
Scripps Escrow II, Inc. (B)	5.375	01-15-31		80,000	61,955
Stagwell Global LLC (B)	5.625	08-15-29		240,000	233,219
The EW Scripps Company (B)	9.875	08-15-30		24,000	24,186
Versant Media Group, Inc. (B)	7.250	01-30-31		29,000	29,794
Wireless telecommunication services 1.6%
C&W Senior Finance, Ltd. (B)	9.000	01-15-33		209,000	217,169
Millicom International Cellular SA (B)	6.250	03-25-29		373,500	374,623
Rogers Communications, Inc. (7.000% to 4-15-30, then 5 Year CMT + 2.653%)	7.000	04-15-55		425,000	441,747
Turkcell Iletisim Hizmetleri AS (B)	7.650	01-24-32		250,000	264,600
Vmed O2 UK Financing I PLC (B)	3.250	01-31-31	EUR	420,000	466,965
Consumer discretionary 5.4%					6,015,862
Automobile components 0.5%
American Axle & Manufacturing, Inc. (B)	6.375	10-15-32		25,000	25,153
American Axle & Manufacturing, Inc. (B)	7.750	10-15-33		100,000	100,994
Clarios Global LP (B)	6.750	09-15-32		49,000	50,400
Dealer Tire LLC (B)	8.000	02-01-28		15,000	14,858
The Goodyear Tire & Rubber Company	5.250	07-15-31		54,000	51,019
ZF North America Capital, Inc. (B)	6.875	04-14-28		197,000	201,063
ZF North America Capital, Inc. (B)	7.500	03-24-31		150,000	148,416
Automobiles 0.3%
Nissan Motor Acceptance Company LLC (B)	5.625	09-29-28		125,000	124,683
Nissan Motor Company, Ltd. (B)	7.500	07-17-30		204,000	212,934
Broadline retail 1.0%
Kohl’s Corp.	5.125	05-01-31		80,000	68,709
Kohl’s Corp. (B)	10.000	06-01-30		168,000	183,818
Liberty Interactive LLC	8.250	02-01-30		385,000	21,175
Macy’s Retail Holdings LLC (B)	5.875	03-15-30		57,000	57,138
Macy’s Retail Holdings LLC (B)	6.125	03-15-32		25,000	25,119
Macy’s Retail Holdings LLC (B)	7.375	08-01-33		133,000	139,940
Prosus NV (B)	3.832	02-08-51		200,000	135,394
QVC, Inc. (B)	6.875	04-15-29		164,000	67,851
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(B)	8.125	12-15-29		200,000	205,498
SGUS LLC (B)	11.000	12-15-29		54,863	44,459
Wand NewCo 3, Inc. (B)	7.625	01-30-32		138,000	145,414
Diversified consumer services 0.3%
Graham Holdings Company (B)	5.625	12-01-33		62,000	62,073
Sotheby’s (B)	7.375	10-15-27		220,000	219,030
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 2.3%
Affinity Interactive (B)	6.875	12-15-27	205,000	$88,150
Caesars Entertainment, Inc. (B)	6.500	02-15-32	171,000	173,933
Caesars Entertainment, Inc. (B)	7.000	02-15-30	200,000	207,041
Carnival Corp. (B)	5.125	05-01-29	54,000	54,452
Champion Path Holdings, Ltd.	4.500	01-27-26	200,000	199,249
Fortune Star BVI, Ltd.	5.050	01-27-27	200,000	195,406
Hilton Grand Vacations Borrower LLC (B)	6.625	01-15-32	235,000	239,347
Lindblad Expeditions LLC (B)	7.000	09-15-30	66,000	67,688
Marriott Ownership Resorts, Inc. (B)	4.500	06-15-29	57,000	54,121
Melco Resorts Finance, Ltd. (B)	5.750	07-21-28	200,000	198,942
Resorts World Las Vegas LLC (B)	4.625	04-16-29	200,000	176,145
Resorts World Las Vegas LLC (C)	8.450	07-27-30	200,000	197,493
Sabre GLBL, Inc. (B)	8.625	06-01-27	68,000	68,803
Sabre GLBL, Inc. (B)	10.750	11-15-29	128,000	112,644
Sabre GLBL, Inc. (B)	11.125	07-15-30	179,000	154,824
Studio City Company, Ltd. (B)(C)	7.000	02-15-27	200,000	200,438
Studio City Finance, Ltd.	6.500	01-15-28	200,000	199,199
Household durables 0.6%
KB Home	4.000	06-15-31	251,000	238,032
KB Home	7.250	07-15-30	80,000	82,705
Newell Brands, Inc. (B)	8.500	06-01-28	130,000	135,327
Taylor Morrison Communities, Inc. (B)	5.750	11-15-32	27,000	27,829
Whirlpool Corp.	6.125	06-15-30	193,000	194,941
Specialty retail 0.4%
PetSmart LLC (B)	7.500	09-15-32	150,000	151,149
Saks Global Enterprises LLC (B)	11.000	12-15-29	42,500	8,713
Saks Global Enterprises LLC (B)	11.000	12-15-29	85,000	29,199
Staples, Inc. (B)	12.750	01-15-30	25,000	19,705
Wayfair LLC (B)	7.250	10-31-29	53,000	55,133
Wayfair LLC (B)	7.750	09-15-30	169,000	180,116
Consumer staples 1.2%				1,395,547
Consumer staples distribution and retail 0.1%
Albertsons Companies, Inc. (B)	5.500	03-31-31	41,000	41,560
Albertsons Companies, Inc. (B)	5.750	03-31-34	41,000	41,331
Food products 0.8%
Camposol SA (B)	6.000	02-03-27	322,000	316,787
Froneri Lux FinCo Sarl (B)	6.000	08-01-32	360,000	363,329
Post Holdings, Inc. (B)	6.375	03-01-33	160,000	161,947
Simmons Foods, Inc. (B)	4.625	03-01-29	136,000	130,773
Personal care products 0.3%
Edgewell Personal Care Company (B)	4.125	04-01-29	55,000	51,829
HLF Financing Sarl LLC (B)	12.250	04-15-29	62,000	66,801
Opal Bidco SAS (B)	6.500	03-31-32	200,000	206,163
Oriflame Investment Holding PLC (B)(D)	5.125	05-04-26	200,000	15,027
Energy 7.3%				8,165,746
Energy equipment and services 1.0%
Archrock Partners LP (B)	6.250	04-01-28	63,000	63,387
Archrock Partners LP (B)	6.625	09-01-32	206,000	212,123
Kodiak Gas Services LLC (B)	6.500	10-01-33	87,000	88,745
Nabors Industries, Inc. (B)	7.625	11-15-32	20,000	19,392
Oceanica Lux (B)	13.000	10-02-29	200,000	198,252
SESI LLC (B)	7.875	09-30-30	62,000	61,692
Transocean International, Ltd.	7.500	04-15-31	12,000	11,524
4	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
Transocean International, Ltd. (B)	7.875	10-15-32	24,000	$25,018
Transocean International, Ltd. (B)	8.250	05-15-29	28,000	28,482
Transocean International, Ltd. (B)	8.500	05-15-31	28,000	28,228
USA Compression Partners LP (B)	6.250	10-01-33	94,000	94,843
USA Compression Partners LP (B)	7.125	03-15-29	66,000	68,605
Yinson Boronia Production BV (B)	8.947	07-31-42	161,880	175,820
Oil, gas and consumable fuels 6.3%
Antero Midstream Partners LP (B)	5.750	10-15-33	62,000	62,307
Ascent Resources Utica Holdings LLC (B)	5.875	06-30-29	180,000	180,559
Buckeye Partners LP (B)	6.750	02-01-30	50,000	52,368
Buckeye Partners LP (B)	6.875	07-01-29	158,000	164,582
Civitas Resources, Inc. (B)	8.750	07-01-31	203,000	211,393
Civitas Resources, Inc. (B)	9.625	06-15-33	124,000	133,731
Crescent Energy Finance LLC (B)	8.375	01-15-34	316,000	311,639
Delek Logistics Partners LP (B)	7.125	06-01-28	115,000	115,655
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	371,000	404,780
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	27,000	30,976
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (A)	7.125	05-15-30	656,000	673,767
Excelerate Energy LP (B)	8.000	05-15-30	169,000	180,052
Genesis Energy LP	8.000	05-15-33	39,000	40,235
Genesis Energy LP	8.250	01-15-29	223,000	232,916
Global Partners LP (B)	7.125	07-01-33	67,000	68,049
Hilcorp Energy I LP (B)	5.750	02-01-29	138,000	135,542
Howard Midstream Energy Partners LLC (B)	6.625	01-15-34	55,000	56,383
Howard Midstream Energy Partners LLC (B)	7.375	07-15-32	32,000	33,776
Indika Energy Tbk PT (C)	8.750	05-07-29	250,000	249,635
Long Ridge Energy LLC (B)	8.750	02-15-32	190,000	198,902
MC Brazil Downstream Trading Sarl (B)	7.250	06-30-31	456,104	383,128
Medco Bell Pte, Ltd.	6.375	01-30-27	200,000	199,703
NGL Energy Operating LLC (B)	8.375	02-15-32	55,000	57,019
Northern Oil & Gas, Inc. (B)	7.875	10-15-33	37,000	36,008
Permian Resources Operating LLC (B)	7.000	01-15-32	114,000	118,711
Petroleos del Peru SA (B)	5.625	06-19-47	310,000	220,506
SM Energy Company (B)	7.000	08-01-32	193,000	188,830
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55	175,000	185,608
Sunoco LP (B)	5.625	03-15-31	82,000	82,467
Sunoco LP (B)	5.875	03-15-34	144,000	144,928
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65	285,000	290,856
TransMontaigne Partners LLC (B)	8.500	06-15-30	73,000	74,640
Venture Global LNG, Inc. (B)(C)	7.000	01-15-30	188,000	184,427
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	773,000	658,043
Venture Global LNG, Inc. (B)	9.500	02-01-29	275,000	290,033
Venture Global Plaquemines LNG LLC (B)	6.500	01-15-34	77,000	79,641
Venture Global Plaquemines LNG LLC (B)	7.500	05-01-33	311,000	338,889
Vermilion Energy, Inc. (B)	7.250	02-15-33	20,000	18,951
Financials 11.2%				12,571,024
Banks 4.0%
Axis Bank, Ltd. (4.100% to 3-8-27, then 5 Year CMT + 3.315%) (A)(B)	4.100	09-08-26	200,000	196,487
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(B)	7.500	06-27-29	300,000	304,565
Banco Santander SA (8.000% to 8-1-34, then 5 Year CMT + 3.911%) (A)	8.000	02-01-34	200,000	222,034
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (A)	9.625	05-21-33	250,000	301,796
Bank Negara Indonesia Persero Tbk PT (4.300% to 3-24-27, then 5 Year CMT + 3.466%) (A)	4.300	03-24-27	200,000	194,941
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (A)	6.625	05-01-30		321,000	$332,891
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84		300,000	318,173
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (A)	8.000	03-15-29		550,000	581,688
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(B)	8.000	08-22-31		350,000	375,936
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (A)	7.375	05-15-28		185,000	190,909
HSBC Holdings PLC (6.875% to 3-11-30, then 5 Year CMT + 3.298%) (A)	6.875	09-11-29		340,000	351,846
Popular, Inc.	7.250	03-13-28		151,000	158,332
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		352,000	372,649
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		390,000	413,498
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%)	7.250	07-31-84		217,000	228,093
Capital markets 0.7%
Focus Financial Partners LLC (B)	6.750	09-15-31		225,000	232,462
Hightower Holding LLC (B)	6.750	04-15-29		9,000	9,009
Hightower Holding LLC (B)	9.125	01-31-30		12,000	12,755
Jane Street Group (B)	6.750	05-01-33		123,000	128,643
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(B)	7.000	02-10-30		200,000	203,795
XP, Inc. (B)(C)	6.750	07-02-29		161,000	165,265
Consumer finance 1.2%
Boost Newco Borrower LLC (B)	8.500	01-15-31	GBP	100,000	141,547
Bread Financial Holdings, Inc. (B)	6.750	05-15-31		85,000	86,775
Credit Acceptance Corp. (B)	6.625	03-15-30		106,000	105,229
goeasy, Ltd. (B)	7.375	10-01-30		220,000	212,925
Manappuram Finance, Ltd.	7.375	05-12-28		200,000	203,379
Muthoot Finance, Ltd.	7.125	02-14-28		200,000	203,943
OneMain Finance Corp.	6.125	05-15-30		251,000	255,036
OneMain Finance Corp.	6.750	03-15-32		65,000	66,432
PHH Escrow Issuer LLC (B)	9.875	11-01-29		75,000	76,666
Financial services 2.4%
Apollo Global Management, Inc. (6.000% to 12-15-34, then 5 Year CMT + 2.168%) (C)	6.000	12-15-54		300,000	294,641
Block, Inc. (B)	5.625	08-15-30		141,000	143,670
Block, Inc. (B)	6.000	08-15-33		113,000	116,136
CFAMC II Company, Ltd.	4.875	11-22-26		200,000	200,447
CrossCountry Intermediate HoldCo LLC (B)	6.500	10-01-30		62,000	62,787
CrossCountry Intermediate HoldCo LLC (B)	6.750	12-01-32		86,000	86,959
Freedom Mortgage Corp. (B)	12.250	10-01-30		175,000	194,246
Freedom Mortgage Holdings LLC (B)	7.875	04-01-33		65,000	67,173
Freedom Mortgage Holdings LLC (B)	8.375	04-01-32		99,000	103,993
ION Platform Finance US, Inc. (B)	5.750	05-15-28		57,000	53,531
ION Platform Finance US, Inc. (B)	7.875	09-30-32		62,000	59,075
ION Platform Finance US, Inc. (B)	9.500	05-30-29		78,000	79,267
NWD Finance BVI, Ltd. (5.250% to 6-22-26, then 5 Year CMT + 7.889%) (A)	5.250	03-22-26		200,000	97,043
NWD Finance BVI, Ltd. (10.131% to 6-16-28, then 3 Year CMT + 6.201%) (A)	10.131	12-28-25		200,000	103,190
Osaic Holdings, Inc. (B)	6.750	08-01-32		95,000	98,392
Osaic Holdings, Inc. (B)	8.000	08-01-33		12,000	12,358
PennyMac Financial Services, Inc. (B)	6.750	02-15-34		125,000	128,804
PennyMac Financial Services, Inc. (B)	6.875	05-15-32		105,000	109,614
PennyMac Financial Services, Inc. (B)	6.875	02-15-33		80,000	83,269
Rocket Companies, Inc. (B)	6.125	08-01-30		72,000	74,740
Rocket Companies, Inc. (B)	6.375	08-01-33		137,000	143,462
Rocket Companies, Inc. (B)	6.500	08-01-29		156,000	161,818
Stonebriar ABF Issuer LLC (B)	8.125	12-15-30		114,000	115,853
Walker & Dunlop, Inc. (B)	6.625	04-01-33		90,000	92,505
Insurance 2.5%
Acrisure LLC (B)	7.500	11-06-30		237,000	246,098
Acrisure LLC (B)	8.500	06-15-29		70,000	73,365
6	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
Alliant Holdings Intermediate LLC (B)	6.750	04-15-28		170,000	$173,104
Alliant Holdings Intermediate LLC (B)	7.000	01-15-31		188,000	195,330
Alliant Holdings Intermediate LLC (B)	7.375	10-01-32		78,000	80,638
Amynta Agency Borrower, Inc. (B)	7.500	07-15-33		22,000	22,507
Ardonagh Group Finance, Ltd. (B)	8.875	02-15-32		47,000	48,459
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54		500,000	489,325
Baldwin Insurance Group Holdings LLC (B)	7.125	05-15-31		99,000	102,772
Global Atlantic Financial Company (7.250% to 3-1-31, then 5 Year CMT + 3.550%) (B)	7.250	03-01-56		100,000	99,728
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)	7.950	10-15-54		250,000	257,841
HUB International, Ltd. (B)	7.375	01-31-32		103,000	107,172
Lincoln National Corp. (9.250% to 3-1-28, then 5 Year CMT + 5.318%) (A)	9.250	12-01-27		220,000	236,131
Panther Escrow Issuer LLC (B)	7.125	06-01-31		245,000	253,334
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55		150,000	154,782
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)(C)	6.500	11-13-26		300,000	284,985
Mortgage real estate investment trusts 0.4%
Blackstone Mortgage Trust, Inc. (B)	7.750	12-01-29		196,000	205,662
Starwood Property Trust, Inc. (B)	5.250	10-15-28		133,000	133,909
Starwood Property Trust, Inc. (B)	5.750	01-15-31		74,000	75,210
Health care 2.8%					3,148,039
Health care equipment and supplies 0.4%
Dentsply Sirona, Inc. (8.375% to 9-12-30, then 5 Year CMT + 4.379%)	8.375	09-12-55		204,000	192,724
Varex Imaging Corp. (B)	7.875	10-15-27		259,000	264,146
Health care providers and services 1.4%
Acadia Healthcare Company, Inc. (B)(C)	7.375	03-15-33		194,000	197,699
AMN Healthcare, Inc. (B)	4.000	04-15-29		166,000	158,126
AMN Healthcare, Inc. (B)	6.500	01-15-31		87,000	87,249
AthenaHealth Group, Inc. (B)	6.500	02-15-30		35,000	34,760
Community Health Systems, Inc. (B)	5.250	05-15-30		149,000	140,760
Community Health Systems, Inc. (B)	6.125	04-01-30		38,000	31,575
Community Health Systems, Inc. (B)	6.875	04-15-29		39,000	35,198
Community Health Systems, Inc. (B)	10.875	01-15-32		108,000	116,654
DaVita, Inc. (B)	4.625	06-01-30		280,000	271,583
Raven Acquisition Holdings LLC (B)	6.875	11-15-31		111,000	114,107
Rede D’or Finance Sarl (B)	6.450	09-09-35		214,000	219,618
Tenet Healthcare Corp. (B)	6.000	11-15-33		146,000	150,749
Pharmaceuticals 1.0%
Bausch Health Americas, Inc. (B)(C)	8.500	01-31-27		20,000	19,915
Bausch Health Companies, Inc. (B)(C)	5.000	01-30-28		14,000	12,618
Bausch Health Companies, Inc. (B)	5.250	02-15-31		38,000	25,650
Bausch Health Companies, Inc. (B)	6.250	02-15-29		36,000	29,501
Bausch Health Companies, Inc. (B)	10.000	04-15-32		454,000	469,352
Bausch Health Companies, Inc. (B)(C)	14.000	10-15-30		12,000	12,090
Endo Finance Holdings, Inc. (B)	8.500	04-15-31		261,000	271,512
Organon & Company (B)	5.125	04-30-31		93,000	77,883
Viatris, Inc.	4.000	06-22-50		320,000	214,570
Industrials 4.6%					5,110,182
Aerospace and defense 0.4%
Axon Enterprise, Inc. (B)	6.125	03-15-30		64,000	65,969
Carpenter Technology Corp. (B)	5.625	03-01-34		49,000	49,801
TransDigm, Inc. (B)	6.750	01-31-34		171,000	178,668
TransDigm, Inc. (B)	7.125	12-01-31		113,000	118,469
Air freight and logistics 0.2%
Simpar Finance Sarl (B)	10.750	02-12-28	BRL	1,190,000	171,661
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Air freight and logistics (continued)
Stonepeak Nile Parent LLC (B)	7.250	03-15-32	45,000	$47,560
Building products 0.3%
Builders FirstSource, Inc. (B)	6.750	05-15-35	125,000	131,837
JELD-WEN, Inc. (B)(C)	7.000	09-01-32	231,000	157,078
Miter Brands Acquisition Holdco, Inc. (B)	6.750	04-01-32	82,000	83,767
Commercial services and supplies 1.4%
Albion Financing 1 Sarl (B)	7.000	05-21-30	200,000	207,891
Allied Universal Holdco LLC (B)	6.875	06-15-30	276,000	285,272
Allied Universal Holdco LLC (B)	7.875	02-15-31	200,000	210,571
Ambipar Lux Sarl (B)(D)	10.875	02-05-33	266,000	45,220
Cimpress PLC (B)	7.375	09-15-32	35,000	35,703
Clean Harbors, Inc. (B)	5.750	10-15-33	63,000	64,390
Garda World Security Corp. (B)	8.250	08-01-32	104,000	106,311
Garda World Security Corp. (B)	8.375	11-15-32	75,000	76,892
The Brink’s Company (B)	6.500	06-15-29	48,000	49,563
The GEO Group, Inc.	10.250	04-15-31	299,000	328,092
VT Topco, Inc. (B)	8.500	08-15-30	200,000	208,278
Construction and engineering 0.4%
Brundage-Bone Concrete Pumping Holdings, Inc. (B)	7.500	02-01-32	191,000	193,512
Global Infrastructure Solutions, Inc. (B)	5.625	06-01-29	138,000	138,464
MasTec, Inc. (B)	6.625	08-15-29	160,000	160,904
Electrical equipment 0.3%
EMRLD Borrower LP (B)	6.625	12-15-30	160,000	165,816
EMRLD Borrower LP (B)	6.750	07-15-31	154,000	161,191
Ground transportation 0.1%
Watco Companies LLC (B)	7.125	08-01-32	73,000	76,285
Machinery 0.2%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	140,000	140,213
Synergy Infrastructure Holdings LLC (B)	7.875	12-01-30	25,000	25,757
Passenger airlines 0.5%
Garuda Indonesia Persero Tbk PT (6.500% Cash or 7.250% PIK)	6.500	12-28-31	230,908	207,518
JetBlue Airways Corp. (B)	9.875	09-20-31	323,000	319,043
OneSky Flight LLC (B)	8.875	12-15-29	58,000	61,381
Professional services 0.2%
Amentum Holdings, Inc. (B)	7.250	08-01-32	47,000	49,334
TriNet Group, Inc. (B)	7.125	08-15-31	180,000	186,279
Trading companies and distributors 0.2%
Herc Holdings, Inc. (B)	7.000	06-15-30	129,000	135,415
WESCO Distribution, Inc. (B)	6.375	03-15-33	66,000	69,027
Transportation infrastructure 0.4%
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27	200,000	197,071
JSW Infrastructure, Ltd. (B)	4.950	01-21-29	200,000	199,979
Information technology 2.0%				2,278,514
Communications equipment 0.1%
EchoStar Corp.	10.750	11-30-29	134,000	147,735
Electronic equipment, instruments and components 0.0%
Zebra Technologies Corp. (B)	6.500	06-01-32	43,000	44,582
IT services 0.1%
CoreWeave, Inc. (B)	9.000	02-01-31	61,000	55,199
CoreWeave, Inc. (B)	9.250	06-01-30	105,000	96,874
Semiconductors and semiconductor equipment 0.5%
Amkor Technology, Inc. (B)	5.875	10-01-33	37,000	37,667
8	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Kioxia Holdings Corp. (B)	6.250	07-24-30	239,000	$245,934
Qnity Electronics, Inc. (B)	5.750	08-15-32	76,000	78,000
Qnity Electronics, Inc. (B)	6.250	08-15-33	138,000	143,014
Software 1.0%
Cloud Software Group, Inc. (B)	6.625	08-15-33	67,000	66,881
Cloud Software Group, Inc. (B)	8.250	06-30-32	175,000	184,345
Cloud Software Group, Inc. (B)	9.000	09-30-29	269,000	277,482
Consensus Cloud Solutions, Inc. (B)	6.500	10-15-28	135,000	135,493
NCR Voyix Corp. (B)	5.125	04-15-29	15,000	14,860
UKG, Inc. (B)	6.875	02-01-31	309,000	318,997
WULF Compute LLC (B)	7.750	10-15-30	64,000	66,171
Technology hardware, storage and peripherals 0.3%
Diebold Nixdorf, Inc. (B)	7.750	03-31-30	16,000	16,988
Seagate Data Storage Technology Pte, Ltd. (B)	9.625	12-01-32	232,800	264,766
Xerox Corp. (B)	10.250	10-15-30	16,000	16,405
Xerox Corp. (B)	13.500	04-15-31	22,000	20,337
Xerox Holdings Corp. (B)	5.500	08-15-28	110,000	46,784
Materials 3.7%				4,088,790
Chemicals 0.7%
Braskem Idesa SAPI (B)(C)(D)	6.990	02-20-32	325,000	194,676
Celanese US Holdings LLC	7.050	11-15-30	64,000	66,342
INEOS Finance PLC (B)	6.750	05-15-28	63,000	59,066
INEOS Quattro Finance 2 PLC (B)	9.625	03-15-29	17,000	14,459
Inversion Escrow Issuer LLC (B)	6.750	08-01-32	200,000	195,363
Solstice Advanced Materials, Inc. (B)	5.625	09-30-33	75,000	75,410
Tronox, Inc. (B)	4.625	03-15-29	36,000	23,254
WR Grace Holdings LLC (B)	5.625	08-15-29	36,000	33,890
WR Grace Holdings LLC (B)	6.625	08-15-32	88,000	87,353
Construction materials 0.4%
Quikrete Holdings, Inc. (B)	6.375	03-01-32	45,000	46,728
Quikrete Holdings, Inc. (B)	6.750	03-01-33	66,000	68,722
Standard Industries, Inc. (B)	4.375	07-15-30	128,000	124,113
West China Cement, Ltd.	4.950	07-08-26	200,000	200,208
White Cap Supply Holdings LLC (B)	7.375	11-15-30	20,000	20,398
Containers and packaging 1.1%
Ardagh Group SA (B)	9.500	12-01-30	210,065	226,422
Ardagh Group SA (5.500% Cash and 6.500% PIK) (B)(C)	12.000	12-01-30	440,000	398,200
Clydesdale Acquisition Holdings, Inc. (B)	6.750	04-15-32	107,000	107,965
Clydesdale Acquisition Holdings, Inc. (B)	6.875	01-15-30	100,000	101,531
Clydesdale Acquisition Holdings, Inc. (B)	8.750	04-15-30	70,000	70,110
Graham Packaging Company, Inc. (B)	7.125	08-15-28	35,000	34,920
Owens-Brockway Glass Container, Inc. (B)	7.250	05-15-31	220,000	222,750
Trivium Packaging Finance BV (B)	12.250	01-15-31	19,000	20,255
Metals and mining 1.3%
Amsted Industries, Inc. (B)	6.375	03-15-33	65,000	67,247
Champion Iron Canada, Inc. (B)	7.875	07-15-32	49,000	51,603
Cleveland-Cliffs, Inc. (B)	7.000	03-15-32	196,000	200,909
Commercial Metals Company (B)	5.750	11-15-33	37,000	37,837
CSN Resources SA (B)	4.625	06-10-31	400,000	298,166
First Quantum Minerals, Ltd. (B)	9.375	03-01-29	200,000	211,391
JSW Steel, Ltd. (C)	3.950	04-05-27	200,000	196,193
Kaiser Aluminum Corp. (B)	5.875	03-01-34	97,000	96,679
Novelis Corp. (B)	6.375	08-15-33	101,000	101,918
Vedanta Resources Finance II PLC (B)(C)	9.475	07-24-30	200,000	200,884
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Paper and forest products 0.2%
Magnera Corp. (B)	7.250	11-15-31	245,000	$233,828
Real estate 1.5%				1,719,430
Health care REITs 0.2%
Diversified Healthcare Trust	4.750	02-15-28	16,000	15,346
Diversified Healthcare Trust (B)	7.250	10-15-30	38,000	38,627
MPT Operating Partnership LP	3.500	03-15-31	40,000	29,326
MPT Operating Partnership LP	4.625	08-01-29	28,000	23,580
MPT Operating Partnership LP (C)	5.000	10-15-27	43,000	41,557
MPT Operating Partnership LP (B)	8.500	02-15-32	67,000	70,805
Hotel and resort REITs 0.1%
Service Properties Trust	3.950	01-15-28	12,000	11,301
Service Properties Trust	4.950	10-01-29	24,000	20,383
Service Properties Trust	5.500	12-15-27	19,000	18,612
Service Properties Trust (B)(E)	6.410	09-30-27	25,000	22,274
Service Properties Trust	8.375	06-15-29	29,000	28,487
Service Properties Trust (B)	8.625	11-15-31	43,000	45,139
Service Properties Trust	8.875	06-15-32	21,000	20,226
Real estate management and development 0.6%
Agile Group Holdings, Ltd. (D)	6.050	10-13-25	400,000	19,528
Anywhere Real Estate Group LLC (B)	5.250	04-15-30	26,000	24,232
Anywhere Real Estate Group LLC (B)(C)	7.000	04-15-30	90,241	90,623
Anywhere Real Estate Group LLC (B)	9.750	04-15-30	126,000	136,881
China SCE Group Holdings, Ltd. (D)	7.375	04-09-24	200,000	8,500
Country Garden Holdings Company, Ltd. (D)	3.125	10-22-25	200,000	18,506
Country Garden Holdings Company, Ltd. (D)	5.625	01-14-30	350,000	32,589
GLP Pte, Ltd. (4.600% to 6-29-27, then 5 Year CMT + 3.725% to 6-29-32, then 5 Year CMT + 3.975% to 6-29-47, then 5 Year CMT + 4.725%) (A)	4.600	06-29-27	200,000	120,056
Greystar Real Estate Partners LLC (B)	7.750	09-01-30	169,000	179,375
KWG Group Holdings, Ltd. (D)	6.000	01-14-24	237,500	13,063
RKPF Overseas 2019 A, Ltd. (D)	6.000	03-04-29	176,595	33,094
Vanke Real Estate Hong Kong Company, Ltd.	3.500	11-12-29	200,000	41,593
Residential REITs 0.3%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (A)(B)	9.500	03-30-30	300,000	305,929
Specialized REITs 0.3%
Iron Mountain Information Management Services, Inc. (B)	5.000	07-15-32	100,000	96,258
Millrose Properties, Inc. (B)	6.375	08-01-30	65,000	66,308
Outfront Media Capital LLC (B)	7.375	02-15-31	68,000	72,063
Uniti Group LP (B)	6.500	02-15-29	60,000	56,950
Uniti Group LP (B)	8.625	06-15-32	19,000	18,219
Utilities 6.6%				7,339,245
Electric utilities 1.9%
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%)	6.750	03-15-55	268,000	271,105
Edison International (8.125% to 6-15-28, then 5 Year CMT + 3.864%) (C)	8.125	06-15-53	360,000	371,746
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	267,000	281,218
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	155,000	160,879
NRG Energy, Inc. (B)	5.750	01-15-34	250,000	252,004
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	270,000	294,659
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	335,000	346,341
VoltaGrid LLC (B)	7.375	11-01-30	122,000	121,669
XPLR Infrastructure Operating Partners LP (B)	7.750	04-15-34	74,000	75,237
Gas utilities 1.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (B)	7.200	10-15-54	594,000	614,552
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55	450,000	466,295
10	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 2.7%
Alpha Generation LLC (B)	6.250	01-15-34	49,000	$49,077
Alpha Generation LLC (B)	6.750	10-15-32	94,000	96,744
ContourGlobal Power Holdings SA (B)	6.750	02-28-30	213,000	219,124
Diamond II, Ltd.	7.950	07-28-26	200,000	200,519
Greenko Wind Projects Mauritius, Ltd.	7.250	09-27-28	200,000	201,990
India Clean Energy Holdings (B)	4.500	04-18-27	300,000	290,630
Lightning Power LLC (B)	7.250	08-15-32	161,000	170,849
San Miguel Global Power Holdings Corp. (8.750% to 9-12-29, then 5 Year CMT + 7.732%) (A)	8.750	06-12-29	200,000	205,496
Talen Energy Supply LLC (B)	6.250	02-01-34	186,000	189,520
Talen Energy Supply LLC (B)	8.625	06-01-30	222,000	235,351
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	495,000	504,958
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	320,000	327,028
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (A)(B)	8.875	01-15-29	271,000	301,200
Multi-utilities 1.0%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	220,000	235,111
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55	217,000	224,621
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	250,000	272,092
NiSource, Inc. (6.375% to 3-31-35, then 5 Year CMT + 2.527%)	6.375	03-31-55	175,000	181,081

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	175,000	178,149
Capital preferred securities 0.2%				$267,051
(Cost $292,200)
Financials 0.2%				267,051
Insurance 0.2%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (B)	7.875	12-15-37	240,000	267,051

Term loans (F) 2.0%				$2,206,217
(Cost $2,420,597)
Communication services 1.0%				1,131,251
Interactive media and services 0.9%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.266	12-06-27	307,458	307,821
X Corp., 2025 Fixed Term Loan	9.500	10-26-29	658,000	651,696
Media 0.1%
Townsquare Media, Inc., 2025 Term Loan (3 month CME Term SOFR + 5.000%)	8.878	02-19-30	199,459	171,734
Consumer discretionary 0.3%				294,916
Hotels, restaurants and leisure 0.3%
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.125	06-29-29	326,000	294,916
Financials 0.5%				506,459
Financial services 0.2%
Edelman Financial Engines Center LLC, 2024 2nd Lien Term Loan (1 month CME Term SOFR + 5.250%)	9.166	10-06-28	201,000	200,950
Insurance 0.3%
Amynta Agency Borrower, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.666	12-29-31	199,000	199,094
CRC Insurance Group LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	8.752	05-06-32	105,263	106,415
Industrials 0.2%				234,564
Commercial services and supplies 0.2%
Garda World Security Corp., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	6.948	02-01-29	235,034	234,564
Materials 0.0%				39,027
Chemicals 0.0%

Trinseo Holding Sarl, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	6.584	05-03-28	257,313	39,027
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value

Asset-backed securities 0.4%				$442,856
(Cost $413,439)
Asset-backed securities 0.4%				442,856
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (B)	5.450	04-20-48	245,806	242,171
MVW LLC
Series 2023-1A, Class D (B)	8.830	10-20-40	194,347	200,685

	Shares	Value
Common stocks 32.0%		$35,773,965
(Cost $29,760,715)
Communication services 1.8%		1,974,491
Diversified telecommunication services 1.0%
HKT Trust & HKT, Ltd.	140,691	215,256
Orange SA	13,646	224,941
Swisscom AG	147	105,654
Telenor ASA	9,250	133,688
Verizon Communications, Inc.	11,219	461,213
Media 0.7%
Altice France Lux 3 (G)	1,620	29,215
Comcast Corp., Class A	15,735	419,967
Omnicom Group, Inc.	1,438	102,990
Sirius XM Holdings, Inc.	3,003	63,844
The New York Times Company, Class A	1,030	66,435
WPP PLC	6,356	25,558
Wireless telecommunication services 0.1%
SoftBank Corp.	87,879	125,730
Consumer discretionary 1.8%		2,040,336
Automobile components 0.0%
Bridgestone Corp.	1,000	46,923
Automobiles 0.6%
Ford Motor Company	36,637	486,539
Mercedes-Benz Group AG	2,816	190,164
Broadline retail 0.0%
eBay, Inc.	621	51,413
Hotels, restaurants and leisure 0.3%
FDJ UNITED	2,367	66,704
Genting Singapore, Ltd.	124,600	73,168
McDonald’s Corp.	194	60,493
Starbucks Corp.	1,336	116,379
Household durables 0.4%
Garmin, Ltd.	1,877	366,616
Taylor Wimpey PLC	84,236	114,501
Leisure products 0.1%
Sankyo Company, Ltd.	2,996	51,847
Specialty retail 0.3%
Best Buy Company, Inc.	1,062	84,195
The Home Depot, Inc.	622	222,004
Textiles, apparel and luxury goods 0.1%
LVMH Moet Hennessy Louis Vuitton SE	148	109,390
Consumer staples 2.5%		2,785,086
Beverages 0.4%
PepsiCo, Inc.	2,498	371,553
The Coca-Cola Company	776	56,741
12	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Consumer staples distribution and retail 0.5%
Kesko OYJ, B Shares	6,155	$131,239
Target Corp.	637	57,725
Walmart, Inc.	2,883	318,600
Food products 0.1%
General Mills, Inc.	1,122	53,127
Mondelez International, Inc., Class A	799	45,998
The Kraft Heinz Company	1,790	45,663
Household products 0.2%
Kimberly-Clark Corp.	1,545	168,590
The Procter & Gamble Company	714	105,786
Personal care products 0.3%
L’Oreal SA	117	51,034
Unilever PLC	4,096	246,447
Tobacco 1.0%
Altria Group, Inc.	7,297	430,596
Imperial Brands PLC	5,841	248,130
Philip Morris International, Inc.	2,882	453,857
Energy 2.5%		2,758,016
Oil, gas and consumable fuels 2.5%
Aker BP ASA	3,496	85,180
Chevron Corp.	3,037	458,982
Enbridge, Inc.	5,166	252,080
Eni SpA	7,349	137,415
Equinor ASA	8,051	185,139
Exxon Mobil Corp.	3,629	420,674
Keyera Corp.	1,088	35,214
Kinder Morgan, Inc.	9,420	257,354
OMV AG	4,502	249,101
ONEOK, Inc.	4,911	357,619
Pembina Pipeline Corp.	2,347	91,515
TC Energy Corp.	1,352	73,925
The Williams Companies, Inc.	1,027	62,575
Whitecap Resources, Inc.	4,175	34,865
Woodside Energy Group, Ltd.	3,447	56,378
Financials 5.8%		6,481,650
Banks 2.8%
ABN AMRO Bank NV (B)	1,375	46,588
Bank of America Corp.	1,204	64,595
Bank of Montreal	490	61,842
BAWAG Group AG (B)(G)	424	56,778
BOC Hong Kong Holdings, Ltd.	49,521	239,078
CaixaBank SA	19,629	219,185
Canadian Imperial Bank of Commerce	1,589	136,960
Credicorp, Ltd.	226	58,129
HSBC Holdings PLC	4,486	63,571
ING Groep NV	5,877	152,385
Intesa Sanpaolo SpA	22,848	148,215
JPMorgan Chase & Co.	302	94,550
KBC Group NV	1,124	138,367
Mizrahi Tefahot Bank, Ltd.	2,293	160,625
Oversea-Chinese Banking Corp., Ltd.	16,100	230,008
Svenska Handelsbanken AB, A Shares	19,514	270,988
Swedbank AB, A Shares	2,802	89,171
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	13

	Shares	Value
Financials (continued)
Banks (continued)
The Bank of Nova Scotia	4,167	$288,853
The Toronto-Dominion Bank	1,281	107,590
U.S. Bancorp	6,856	336,287
United Overseas Bank, Ltd.	7,300	191,613
Capital markets 1.6%
Amundi SA (B)	370	29,621
Ares Capital Corp.	22,969	473,621
BlackRock, Inc.	134	140,338
CME Group, Inc.	1,294	364,209
IGM Financial, Inc.	3,457	141,377
Janus Henderson Group PLC	1,355	59,227
Morgan Stanley	348	59,042
Partners Group Holding AG	102	121,077
S&P Global, Inc.	385	192,050
Schroders PLC	6,302	32,391
T. Rowe Price Group, Inc.	488	49,961
The Goldman Sachs Group, Inc.	74	61,127
Financial services 0.7%
Banca Mediolanum SpA	9,204	197,222
Mastercard, Inc., Class A	129	71,018
Mitsubishi HC Capital, Inc.	27,000	216,044
Poste Italiane SpA (B)	1,559	37,318
Unifin Financiera SAB de CV (G)(H)	64,472	0
Visa, Inc., Class A	757	253,171
Insurance 0.7%
Admiral Group PLC	2,784	116,799
American Financial Group, Inc.	3,170	436,572
MS&AD Insurance Group Holdings, Inc.	1,400	31,063
Zurich Insurance Group AG	338	243,024
Health care 3.4%		3,775,269
Biotechnology 0.1%
Amgen, Inc.	194	67,019
Health care equipment and supplies 0.5%
Abbott Laboratories	2,437	314,129
Medtronic PLC	2,203	232,042
Health care providers and services 0.1%
UnitedHealth Group, Inc.	250	82,443
Health care technology 0.0%
Pro Medicus, Ltd.	213	37,245
Pharmaceuticals 2.7%
AstraZeneca PLC	547	101,419
Bristol-Myers Squibb Company	7,302	359,258
Eli Lilly & Company	354	380,716
GSK PLC	6,773	161,171
Johnson & Johnson	2,424	501,574
Merck & Company, Inc.	2,784	291,847
Novartis AG	1,983	258,702
Novo Nordisk A/S, Class B	2,051	101,571
Orion OYJ, Class B	374	26,775
Pfizer, Inc.	17,870	459,974
Roche Holding AG	602	230,628
Sanofi SA	1,692	168,756
14	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials 2.9%		$3,226,048
Aerospace and defense 0.1%
Carpenter Technology Corp.	207	65,938
Kongsberg Gruppen ASA	999	23,669
Air freight and logistics 0.5%
DHL Group	2,041	106,223
United Parcel Service, Inc., Class B	4,898	469,179
Construction and engineering 0.2%
Comfort Systems USA, Inc.	67	65,455
Kandenko Company, Ltd.	3,400	107,769
Obayashi Corp.	2,000	40,776
Electrical equipment 0.3%
Eaton Corp. PLC	328	113,452
Emerson Electric Company	693	92,432
Schneider Electric SE	383	103,067
Vertiv Holdings Company, Class A	320	57,514
Industrial conglomerates 0.4%
CK Hutchison Holdings, Ltd.	11,008	77,654
Hitachi, Ltd.	2,800	89,169
Jardine Matheson Holdings, Ltd.	2,200	144,485
Siemens AG	332	88,048
Machinery 0.6%
Amada Company, Ltd.	6,191	73,705
Cummins, Inc.	679	338,128
Fujitec Company, Ltd.	1,200	43,716
Komatsu, Ltd.	1,600	52,559
VAT Group AG (B)	178	78,556
Volvo AB, B Shares	3,268	98,026
Marine transportation 0.1%
Kawasaki Kisen Kaisha, Ltd.	2,400	31,954
Kuehne + Nagel International AG	386	77,508
Trading companies and distributors 0.7%
Fastenal Company	7,792	314,797
ITOCHU Corp.	2,900	173,939
Marubeni Corp.	4,400	116,142
Sumitomo Corp.	5,800	182,188
Information technology 8.5%		9,527,034
Communications equipment 0.4%
Cisco Systems, Inc.	6,093	468,795
Electronic equipment, instruments and components 0.1%
Amphenol Corp., Class A	444	62,560
IT services 0.8%
Accenture PLC, Class A	1,103	275,750
Capgemini SE	276	43,244
IBM Corp.	1,398	431,395
Obic Company, Ltd.	3,296	106,035
Semiconductors and semiconductor equipment 3.6%
Analog Devices, Inc.	548	145,406
Applied Materials, Inc.	718	181,116
ASML Holding NV	166	175,570
Broadcom, Inc.	1,769	712,836
Disco Corp.	200	55,774
KLA Corp.	65	76,406
Lam Research Corp.	932	145,392
Micron Technology, Inc.	640	151,347
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	15

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
NVIDIA Corp.	9,503	$1,682,031
Qualcomm, Inc.	1,343	225,745
Texas Instruments, Inc.	2,433	409,401
Tokyo Electron, Ltd.	599	122,458
Software 2.3%
Constellation Software, Inc.	46	112,576
Intuit, Inc.	566	358,889
Microsoft Corp.	3,028	1,489,803
Open Text Corp.	2,345	78,768
Oracle Corp.	1,589	320,899
Oracle Corp. Japan	799	68,724
SAP SE	650	156,916
Technology hardware, storage and peripherals 1.3%
Apple, Inc.	4,262	1,188,459
Brother Industries, Ltd.	3,595	71,965
Canon, Inc.	3,795	111,656
Seagate Technology Holdings PLC	351	97,118
Materials 0.4%		496,585
Chemicals 0.1%
Tosoh Corp.	10,885	164,239
Construction materials 0.2%
Holcim, Ltd. (G)	1,773	166,325
Metals and mining 0.1%
Fortescue, Ltd.	9,391	131,987
Rio Tinto PLC	474	34,034
Real estate 1.5%		1,656,257
Health care REITs 0.1%
CareTrust REIT, Inc.	1,691	63,463
Hotel and resort REITs 0.1%
Invincible Investment Corp.	312	133,505
Industrial REITs 0.0%
Prologis, Inc.	465	59,766
Real estate management and development 0.2%
CK Asset Holdings, Ltd.	17,318	89,044
Hongkong Land Holdings, Ltd.	6,800	43,219
Sino Land Company, Ltd.	62,161	83,495
Retail REITs 0.6%
Frasers Centrepoint Trust	68,800	121,149
RioCan Real Estate Investment Trust	6,602	89,526
Simon Property Group, Inc.	2,349	437,666
Specialized REITs 0.5%
CubeSmart	1,362	50,707
Gaming and Leisure Properties, Inc.	7,551	328,695
Public Storage	199	54,633
VICI Properties, Inc.	3,518	101,389
Utilities 0.9%		1,053,193
Electric utilities 0.7%
Duke Energy Corp.	445	55,153
Edison International	927	54,591
Endesa SA	3,671	133,129
Entergy Corp.	648	63,193
16	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Electric utilities (continued)
Fortum OYJ	3,711	$76,275
NextEra Energy, Inc.	792	68,342
Power Assets Holdings, Ltd.	25,201	168,609
Redeia Corp. SA	4,754	84,889
The Southern Company	820	74,718
Gas utilities 0.1%
Snam SpA	24,481	162,876
Multi-utilities 0.1%

National Grid PLC	7,333	111,418

Preferred securities 2.9%		$3,169,723
(Cost $3,453,757)
Communication services 0.6%		644,007
Wireless telecommunication services 0.6%
Array Digital Infrastructure, Inc., 5.500%	1,468	26,101
Array Digital Infrastructure, Inc., 6.250%	600	12,276
Telephone & Data Systems, Inc., 6.625%	20,125	419,405
T-Mobile USA, Inc., 6.250%	7,500	186,225
Financials 1.0%		1,114,011
Banks 0.4%
Bank of America Corp., 7.250%	100	125,225
Comerica, Inc., 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	12,775	329,595
Financial services 0.1%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	5,975	158,099
Insurance 0.5%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%)	10,646	268,492
F&G Annuities & Life, Inc., 7.300%	10,000	232,600
Industrials 0.2%		172,900
Trading companies and distributors 0.2%
FTAI Aviation, Ltd., 8.250% (8.250% to 6-15-26, then 5 Year CMT + 7.378%)	6,725	172,900
Information technology 0.4%		477,855
Software 0.4%
Strategy, Inc., 10.000%	6,150	477,855
Real estate 0.2%		194,198
Hotel and resort REITs 0.2%
Pebblebrook Hotel Trust, 6.375%	10,275	194,198
Utilities 0.5%		566,752
Electric utilities 0.5%
NextEra Energy, Inc., 7.299%	3,250	175,858
PG&E Corp., 6.000%	5,700	231,762
The Southern Company, 4.200%	8,900	159,132

	Par value^	Value
Escrow certificates 0.0%		$19,000
(Cost $294,500)
Unifin Financiera SAB de CV (G)	475,000	19,000

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	17

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 8.1%				$9,075,937
(Cost $9,072,987)
U.S. Government 1.6%				1,761,654
U.S. Treasury Bill	3.722	07-09-26	1,800,000	1,761,654

	Yield (%)	Shares	Value
Short-term funds 6.5%			7,314,283
John Hancock Collateral Trust (I)	3.9009(J)	731,202	7,314,283

Total investments (Cost $108,902,710) 100.9%	$112,733,476
Other assets and liabilities, net (0.9%)	(968,546)
Total net assets 100.0%	$111,764,930

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $44,690,877 or 40.0% of the fund’s net assets as of 11-30-25.
(C)	All or a portion of this security is on loan as of 11-30-25. The value of securities on loan amounted to $3,020,240.
(D)	Non-income producing - Issuer is in default.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Non-income producing security.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $3,088,975.
(J)	The rate shown is the annualized seven-day yield as of 11-30-25.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 11-30-25:
United States	68.1%
Canada	6.0%
United Kingdom	3.1%
Japan	2.6%
Luxembourg	2.4%
Hong Kong	1.8%
Switzerland	1.7%
France	1.5%
Singapore	1.1%
India	1.1%
Other countries	10.6%
TOTAL	100.0%
18	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	147,828	GBP	110,000	MSCS	12/17/2025	$2,221	—
						$2,221	—
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	58.00	Dec 2025	13	1,300	$403	$(26)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	58.50	Dec 2025	11	1,100	220	(44)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	57.50	Dec 2025	7	700	168	(18)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	56.00	Dec 2025	12	1,200	180	(210)
							$971	$(298)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	55.00	Dec 2025	37	3,700	$3,551	$(3,478)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	55.00	Dec 2025	38	3,800	5,927	(6,156)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	53.00	Dec 2025	38	3,800	4,483	(2,261)
							$13,961	$(11,895)
							$14,932	$(12,193)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	FTSE 100 Index	GBP	10,050.00	Dec 2025	4	4	$60	$(6)
UBS	FTSE 100 Index	GBP	10,100.00	Dec 2025	4	4	73	(16)
UBS	FTSE 100 Index	GBP	9,900.00	Dec 2025	1	1	21	(62)
UBS	Nikkei 225 Index	JPY	55,375.00	Dec 2025	245	245	465	(2)
UBS	Nikkei 225 Index	JPY	56,125.00	Dec 2025	251	251	160	(21)
UBS	Nikkei 225 Index	JPY	53,750.00	Dec 2025	256	256	98	(241)
GSI	Nikkei 225 Index	JPY	52,500.00	Dec 2025	259	259	373	(728)
							$1,250	$(1,076)
Exchange-traded	EURO STOXX 50 Index	EUR	5,850.00	Dec 2025	2	20	668	(24)
Exchange-traded	EURO STOXX 50 Index	EUR	5,875.00	Dec 2025	3	30	822	(146)
Exchange-traded	EURO STOXX 50 Index	EUR	5,900.00	Dec 2025	3	30	670	(301)
Exchange-traded	EURO STOXX 50 Index	EUR	5,800.00	Dec 2025	6	60	1,098	(2,155)
Exchange-traded	FTSE 100 Index	GBP	10,025.00	Dec 2025	1	10	368	(175)
Exchange-traded	S&P 500 Index	USD	7,090.00	Dec 2025	1	100	2,888	(18)
Exchange-traded	S&P 500 Index	USD	7,090.00	Dec 2025	1	100	1,951	(275)
Exchange-traded	S&P 500 Index	USD	7,050.00	Dec 2025	2	200	4,520	(3,160)
Exchange-traded	S&P 500 Index	USD	6,950.00	Dec 2025	1	100	2,634	(5,655)
							$15,619	$(11,909)
Puts
GSI	FTSE 100 Index	GBP	9,625.00	Dec 2025	4	4	$442	$(115)
UBS	FTSE 100 Index	GBP	9,700.00	Dec 2025	4	4	375	(342)
UBS	FTSE 100 Index	GBP	9,525.00	Dec 2025	4	4	580	(232)
UBS	Nikkei 225 Index	JPY	50,375.00	Dec 2025	244	244	1,740	(1,027)
UBS	Nikkei 225 Index	JPY	50,125.00	Dec 2025	250	250	1,913	(1,322)
UBS	Nikkei 225 Index	JPY	50,250.00	Dec 2025	255	255	2,555	(1,745)
GSI	Nikkei 225 Index	JPY	48,500.00	Dec 2025	263	263	2,449	(1,090)
							$10,054	$(5,873)
Exchange-traded	EURO STOXX 50 Index	EUR	5,625.00	Dec 2025	3	30	2,552	(825)
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	19

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	EURO STOXX 50 Index	EUR	5,625.00	Dec 2025	3	30	$2,773	$(1,506)
Exchange-traded	EURO STOXX 50 Index	EUR	5,650.00	Dec 2025	3	30	3,954	(2,407)
Exchange-traded	FTSE 100 Index	GBP	9,700.00	Dec 2025	1	10	1,886	(1,042)
Exchange-traded	S&P 500 Index	USD	6,800.00	Dec 2025	1	100	9,846	(2,375)
Exchange-traded	S&P 500 Index	USD	6,760.00	Dec 2025	1	100	9,797	(3,810)
Exchange-traded	S&P 500 Index	USD	6,760.00	Dec 2025	2	200	25,887	(10,950)
Exchange-traded	S&P 500 Index	USD	6,650.00	Dec 2025	1	100	12,196	(4,320)
							$68,891	$(27,235)
							$95,814	$(46,093)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
GSI	Goldman Sachs International
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
UBS	UBS AG
20	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$222,687	—	$222,687	—
Foreign government obligations	715,657	—	715,657	—
Corporate bonds	60,840,383	—	60,840,383	—
Capital preferred securities	267,051	—	267,051	—
Term loans	2,206,217	—	2,206,217	—
Asset-backed securities	442,856	—	442,856	—
Common stocks	35,773,965	$24,428,077	11,345,888	—
Preferred securities	3,169,723	3,169,723	—	—
Escrow certificates	19,000	—	19,000	—
Short-term investments	9,075,937	7,314,283	1,761,654	—
Total investments in securities	$112,733,476	$34,912,083	$77,821,393	—
Derivatives:
Assets
Forward foreign currency contracts	$2,221	—	$2,221	—
Liabilities
Written options	(58,286)	$(51,337)	(6,949)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	731,202	$6,415,977	$15,062,281	$(14,164,039)	$293	$(229)	$60,395	—	$7,314,283
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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